OPERATING LEASES - Maturity of Lease Liability (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 511
2024	374
2025	136
2026 and thereafter	0
Total minimum lease payments	$ 1,021